Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands			12 Months Ended
	Jul. 10, 2020 USD ($) $ / shares shares	Jul. 10, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) Vote shares	Dec. 31, 2020 CNY (¥) Vote shares	Dec. 31, 2019 shares
Ordinary Shares [Line Items]
Proceeds from issuance initial pubic offering	$ 37,419,000	¥ 244,161	$ 37,419,000	¥ 244,161
Payments of stock issuance costs	$ 1,845,000	¥ 12,038
Stock issued during period, value, conversion of convertible securities | ¥				¥ 1,031,001
Temporary equity, shares authorized			500,000,000	500,000,000
Temporary equity, shares subscribed but unissued			193,703,370	193,703,370
Temporary equity, shares issued					24,475,310
Temporary equity, shares outstanding					14,972,760
Conversion of stock, shares converted			0	0
ADS [member] | IPO [member]
Ordinary Shares [Line Items]
Stock issued during period shares new shares	3,788,100	3,788,100
ADS [member] | Over-allotment option [member]
Ordinary Shares [Line Items]
Stock issued during period shares new shares	488,100	488,100
Common Class A [member]
Ordinary Shares [Line Items]
Shares issued, price per share | $ / shares	$ 10.00
Stock issued during period, shares, conversion of convertible securities	24,131,100	24,131,100
Stock issued during period, value, conversion of convertible securities | $	$ 1,031,001
Temporary equity, shares authorized			300,000,000	300,000,000
Stockholders Equity Note Stock Split Ratio | Vote			1	1
Temporary equity, shares issued			46,097,880	46,097,880
Temporary equity, shares outstanding			36,595,330	36,595,330
Common Class A [member] | Over-allotment option [member]
Ordinary Shares [Line Items]
Stock issued during period shares new shares	3,788,100	3,788,100
Common Class B [member]
Ordinary Shares [Line Items]
Temporary equity, shares authorized			6,296,630	6,296,630
Stockholders Equity Note Stock Split Ratio | Vote			15	15
Temporary equity, shares issued			6,296,630	6,296,630
Temporary equity, shares outstanding			6,296,630	6,296,630